Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Taxes
The components of current and deferred tax expense were as follows:

	2024	2023
	$	$

Current tax expense
Current year	1,218	1,474
Adjustment for prior years	12	171
	1,230	1,645
Deferred tax expense
Origination and reversal of temporary differences	2,976	(2,892)
Change in unrecognized losses and deductible temporary differences	(7,229)	3,253
	(4,253)	361
	(3,023)	2,006

Schedule of Rate Reconciliation
A reconciliation of income tax expense and the product of accounting income before income taxes multiplied by the combined Canadian federal and provincial statutory income tax rate is as follows:

	2024	2023
	$	$
Income before income taxes	23,713	4,846
Statutory tax rate	26.5%	26.5%

Tax at statutory rate	6,284	1,284
Foreign tax rate differential	(352)	4
Effect of permanent differences	(3,218)	(1,906)
Foreign exchange	1,492	(652)
Change in unrecognized deferred tax asset	(7,229)	3,276
Income tax (recovery) expense	(3,023)	2,006

Schedule of Deferred Income Tax
The tax effect of temporary differences that give rise to deferred tax assets and liabilities as at December 31, 2024 and 2023, including the movement in deferred tax balances, are as follows:

	2023	Recognized in statement of income	Recognized in equity	Acquired in business combinations	Other	2024
						$
Deferred tax assets
Non-capital loss carry forwards	2,071	4,514	—	—	—	6,585
Net capital loss carry forwards	4	(4)	—	—	—	—
Reserves	738	25	—	—	—	763
Property, plant and equipment and other assets	445	(241)	—	—	—	204
Share based compensation	—	640	2,063	—	—	2,703
Financing charges	543	(534)	—	—	—	9
Other	56	47	—	—	(47)	56
Reclassification	(3,532)	—	—	—	(1,581)	(5,113)
	325	4,447	2,063	—	(1,628)	5,207
Deferred tax liabilities
Unrealized foreign exchange gains	(79)	(14)	—	—	—	(93)
Contract asset	(3,623)	(430)	—	—	—	(4,053)
Intangible assets	(346)	64	—	—	—	(282)
Property, plant and equipment and other assets	(360)	195	—	—	—	(165)
Pension	(89)	3	—	—	—	(86)
Other	(451)	(12)	—	—	—	(463)
Reclassification	3,532	—	—	—	1,581	5,113
	(1,416)	(194)	—	—	1,581	(29)
Net deferred tax assets / (liabilities)	(1,091)	4,253	2,063	—	(47)	5,178

	2022	Recognized in statement of income	Recognized in equity	Acquired in business combinations	Other	2023
						$
Deferred tax assets
Non-capital loss carry forwards	1,402	(200)	453	416	—	2,071
Net capital loss carry forwards	—	4	—	—	—	4
Reserves	126	612	—	—	—	738
Property, plant and equipment and other assets	895	(450)	—	—	—	445
Financing charges	1,264	(721)	—	—	—	543
Other	48	5	—	—	3	56
Reclassification	(3,617)	—	—	—	85	(3,532)
	118	(750)	453	416	88	325
Deferred tax liabilities
Unrealized foreign exchange gains	(1,203)	1,124	—	—	—	(79)
Contract asset	(2,620)	(1,003)	—	—	—	(3,623)
Intangible assets	(287)	384	—	(443)	—	(346)
Property, plant and equipment and other assets	(373)	13	—	—	—	(360)
Pension	(65)	(24)	—	—	—	(89)
Other	(345)	(105)	—	—	(1)	(451)
Reclassification	3,617	—	—	—	(85)	3,532
	(1,276)	389	—	(443)	(86)	(1,416)
Net deferred tax asset / (liabilities)	(1,158)	(361)	453	(27)	2	(1,091)

	2024	2023
	$	$
Non-capital loss carry forwards	49,299	72,669
Other deductible temporary differences	14,661	18,370
Total unrecognized deductible temporary differences	63,960	91,039

Schedule of Unrecognized Tax Losses
Non-capital tax losses for which no deferred tax asset was recognized expire as follows:

	2024	Expiry date	2023	Expiry date
	$		$
Expire	671	2042	24,289	2039-2042
Never expire	48,628	Indefinite	48,381	Indefinite
	49,299		72,670